12. Short term borrowings (Tables) (ZHEJIANG TIANLAN)	12 Months Ended
Dec. 31, 2013
ZHEJIANG TIANLAN
Short term borrowings
	2013	2012
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	59,690	55,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	64,690	60,000